OTHER INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2023
OTHER INCOME (EXPENSES), NET
Schedule of other income and expenses

	Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2.5)
Income of incentive payment from depository bank	2,395	2,821	8,569	1,207
Fair value change of short-term and other investments	30,360	(13,549)	26,461	3,727
Fair value change of put right liabilities	16,628	34,260	(7,888)	(1,111)
Net foreign exchange gains (losses)	25,373	(175,391)	(60,704)	(8,550)
Subsidy income (1)	9,216	25,470	5,354	754
Losses in deconsolidation of a subsidiary	—	—	(7,905)	(1,113)
Others	(810)	(198)	(1,996)	(282)
	83,162	(126,587)	(38,109)	(5,368)
(1)

For the year ended December 31, 2022, subsidy income consists primarily of the government grant of RMB18.9 million. The government grant was granted by the project management office of Shanghai Zhangjiang Science City and the management committee of Shanghai Free Trade Zone to support the research and development activities in the local region.